Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment is comprised of the following (in thousands):

	2012	2011
Land	$115,887	$104,130
Grandstands and buildings	413,896	364,823
Equipment	180,452	155,194
Furniture and fixtures	45,810	38,280
Tracks and other improvements	92,197	80,785
Construction in progress	7,793	4,548
	856,035	747,760
Accumulated depreciation	(313,153)	(270,404)
	$542,882	$477,356